Property, Plant and Equipment (Details) - Schedule of property, plant and equipment, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, plant, and equipment, gross
Gross total	$ 4,809	$ 794
Accumulated depreciation	(707)	(219)
Total property, plant, and equipment, net	4,102	575
Leasehold improvements [Member]
Property, plant, and equipment, gross
Gross total	$ 699	575
Leasehold improvements [Member] | Minimum [Member]
Property, plant, and equipment, gross
Estimated Useful Lives in Years	5 years
Leasehold improvements [Member] | Maximum [Member]
Property, plant, and equipment, gross
Estimated Useful Lives in Years	7 years
Computer equipment [Member]
Property, plant, and equipment, gross
Gross total	$ 1,532	149
Computer equipment [Member] | Minimum [Member]
Property, plant, and equipment, gross
Estimated Useful Lives in Years	2 years
Computer equipment [Member] | Maximum [Member]
Property, plant, and equipment, gross
Estimated Useful Lives in Years	3 years
Machinery, vehicles, and other equipment [Member]
Property, plant, and equipment, gross
Gross total	$ 1,188	60
Machinery, vehicles, and other equipment [Member] | Minimum [Member]
Property, plant, and equipment, gross
Estimated Useful Lives in Years	5 years
Machinery, vehicles, and other equipment [Member] | Maximum [Member]
Property, plant, and equipment, gross
Estimated Useful Lives in Years	10 years
Furniture and fixtures [Member]
Property, plant, and equipment, gross
Gross total	$ 314	10
Furniture and fixtures [Member] | Minimum [Member]
Property, plant, and equipment, gross
Estimated Useful Lives in Years	2 years
Furniture and fixtures [Member] | Maximum [Member]
Property, plant, and equipment, gross
Estimated Useful Lives in Years	5 years
Construction in progress [Member]
Property, plant, and equipment, gross
Gross total	$ 1,076